LONG-TERM DEBT - LMATT Series 2024, Inc. Market-Indexed Notes (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Assets	$ 304,301,937	$ 59,094,847		$ 1,840,218
Fair value
Debt Instrument [Line Items]
Long-term debt, fair value		$ 28,249,653		0
LMATT Series 2024, Inc. | Market-indexed notes
Debt Instrument [Line Items]
Face amount			$ 10,166,900
Market downturn protection percentage			40.00%
Note reduction ratio for losses below threshold	100.00%	100.00%
Long-term debt, fair value	$ 9,866,900	$ 9,886,900
LMATT Series 2024, Inc. | Market-indexed notes | Fair value
Debt Instrument [Line Items]
Long-term debt, fair value	9,311,800	8,067,291		$ 0
LMATT Series 2024, Inc. | Market-indexed notes | Asset Pledged as Collateral
Debt Instrument [Line Items]
Assets	$ 10,358,537	$ 12,200,797